Shareholder Report, Holdings (Details)	Dec. 31, 2024
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | AAA
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | AA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | A
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | BB
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | CC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | C
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | NR
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Interest Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Credit Default Swap Agreements Protection Purchased
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Guggenheim Variable Insurance Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Uniform MBS 30 Year, 5.00% due 03/01/25
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Uniform MBS 30 Year, 5.50% due 02/01/25
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Uniform MBS 30 Year, 5.00% due 02/01/25
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Uniform MBS 30 Year, 3.00% due 03/25/25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | U.S. Treasury Bonds due 05/15/51
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Uniform MBS 30 Year, 4.50% due 03/01/25
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | U.S. Treasury Notes, 4.13% due 11/30/29
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Octagon Investment Partners 49 Ltd., 6.61% due 04/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Ginnie Mae due 02/01/25
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES E (TOTAL RETURN BOND SERIES) | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	46.60%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | BB
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | B
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Guggenheim Floating Rate Strategies Fund — Class R6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Arsenal AIC Parent LLC, 7.61%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Planview Parent, Inc., 8.10%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | CACI International, Inc., 6.29%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Dealer Tire LLC, 7.86%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Restaurant Brands, 6.11%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Calpine Construction Finance Company, LP, 6.36%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | PetSmart LLC, 8.21%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES F (FLOATING RATE STRATEGIES SERIES) | Boxer Parent Co., Inc., 8.34%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | BB
Holdings [Line Items]
Percent of Net Asset Value	43.80%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | B
Holdings [Line Items]
Percent of Net Asset Value	38.30%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | CCC
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | NR
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Other Instruments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | D [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Terraform Global Operating, LP, 6.13%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | GrafTech Finance, Inc., 4.63%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Enviri Corp., 5.75%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | ITT Holdings LLC, 6.50%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | CPI CG, Inc., 10.00%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Trinity Industries, Inc., 7.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Great Lakes Dredge & Dock Corp., 5.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | TransMontaigne Partners Limited Partnership / TLP Finance Corp., 6.13%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | Jones Deslauriers Insurance Management, Inc., 10.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, SERIES P (HIGH YIELD SERIES) | AMC Networks, Inc., 4.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%